UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset SMASh Series C Fund
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset SMASh Series C Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset SMASh Series C Fund[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Western Asset SMASh Series C Fund returned 9.00%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 6.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The portfolio’s lower quality tilts contributed to performance.
↑	On a sector basis, an overweight to sovereigns and an underweight to technology contributed to returns.
↑	Issue selection within the energy sector was beneficial.

Top detractors from performance:
↓	On a sector basis, an overweight to communications was a detractor.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures and swaps to manage rates positioning and credit risk. In aggregate, these derivatives contributed to performance.
Western Asset SMASh Series C Fund	PAGE 1	7937-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Western Asset SMASh Series C Fund 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Western Asset SMASh Series C Fund	9.00	4.53	5.20
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Bloomberg U.S. Credit Index	6.68	0.85	3.16
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$335,855,159
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	223
Total Management Fee Paid	$0
Portfolio Turnover Rate	4%
Western Asset SMASh Series C Fund	PAGE 2	7937-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset SMASh Series C Fund	PAGE 3	7937-ATSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $160,218 in February 28, 2025 and $161,820 in February 28, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $40,000 in February 28, 2025 and $40,000 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in February 28, 2025 and $344,935 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
SMASh Series C Fund
Financial Statements and Other Important Information
Annual  | February 28, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
February 28, 2026
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 83.1%
Communication Services — 12.0%
Diversified Telecommunication Services — 5.5%
AT&T Inc., Senior Notes	2.250%	2/1/32	$1,360,000	$1,214,967
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	364,396
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	9,982
AT&T Inc., Senior Notes	5.550%	8/15/41	240,000	240,483
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	296,868
AT&T Inc., Senior Notes	3.500%	9/15/53	620,000	423,366
AT&T Inc., Senior Notes	3.800%	12/1/57	6,730,000	4,725,824
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	490,000	441,860
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	697,759
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	640,000	592,303
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,284,000	1,146,917
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	1,890,000	1,885,806
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	130,000	127,468
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	1,204,000	1,199,227
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,160,000	1,181,283
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,600,000	1,166,708
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	10,000	6,330
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	2,360,000	1,711,475
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	1,230,000	931,687
Total Diversified Telecommunication Services				18,364,709
Entertainment — 0.3%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	102,000	101,755
Discovery Global Holdings Inc., Senior Notes	4.054%	3/15/29	270,000	267,332
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	494,000	454,480
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	91,650
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	125,000	82,187
Total Entertainment				997,404
Media — 4.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	910,000	924,414
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	514,520
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,620,000	1,502,486
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	$290,000	$204,986
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	380,080
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	759,290
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,150,000	1,708,236
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	910,000	694,068
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	1,270,000	836,508
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	90,000	71,931
Comcast Corp., Senior Notes	4.250%	10/15/30	1,040,000	1,049,423
Comcast Corp., Senior Notes	4.000%	8/15/47	10,000	7,774
Comcast Corp., Senior Notes	3.969%	11/1/47	600,000	462,706
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	945,402
Comcast Corp., Senior Notes	2.887%	11/1/51	1,180,000	712,853
Comcast Corp., Senior Notes	2.937%	11/1/56	1,194,000	696,889
Fox Corp., Senior Notes	5.576%	1/25/49	920,000	875,306
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	50,000	51,536
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,510,000	1,635,122
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,150,000	1,079,624
Total Media				15,113,154
Wireless Telecommunication Services — 1.7%
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	499,986
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,000,000	1,932,579
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	1,690,000	1,518,120
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	246,743
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,390,000	1,058,517
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2026 Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	$680,000	$464,237
Total Wireless Telecommunication Services				5,720,182

Total Communication Services				40,195,449
Consumer Discretionary — 3.0%
Automobiles — 0.5%
General Motors Co., Senior Notes	6.600%	4/1/36	350,000	384,227
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	214,636
General Motors Co., Senior Notes	6.250%	10/2/43	660,000	677,085
General Motors Co., Senior Notes	5.200%	4/1/45	260,000	236,907
Total Automobiles				1,512,855
Broadline Retail — 1.0%
Amazon.com Inc., Senior Notes	3.100%	5/12/51	3,930,000	2,671,050
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,100,000	623,279
Total Broadline Retail				3,294,329
Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp., Senior Notes	3.625%	9/1/49	2,510,000	1,893,871
Sands China Ltd., Senior Notes	2.300%	3/8/27	950,000	933,051
Sands China Ltd., Senior Notes	2.850%	3/8/29	570,000	545,867
Total Hotels, Restaurants & Leisure				3,372,789
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	4.950%	9/15/52	1,930,000	1,786,942

Total Consumer Discretionary				9,966,915
Consumer Staples — 2.2%
Tobacco — 2.2%
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	754,073
Altria Group Inc., Senior Notes	3.400%	2/4/41	920,000	722,032
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,550,000	1,826,240
BAT Capital Corp., Senior Notes	7.750%	10/19/32	2,430,000	2,867,442
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,130,000	1,136,157

Total Consumer Staples				7,305,944
Energy — 13.5%
Oil, Gas & Consumable Fuels — 13.5%
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	2,660,000	1,748,856
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	650,000	610,323 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	886,000	790,887 (a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	70,000	72,624 (a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,250,000	2,275,479
Devon Energy Corp., Senior Notes	5.600%	7/15/41	750,000	751,598
Devon Energy Corp., Senior Notes	4.750%	5/15/42	660,000	599,502
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.000%	6/15/45	$680,000	$621,348
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	450,000	427,065
Ecopetrol SA, Senior Notes	5.875%	11/2/51	4,250,000	3,072,392
Energy Transfer LP, Senior Notes	5.250%	4/15/29	180,000	185,947
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,550,000	1,525,217
Energy Transfer LP, Senior Notes	6.250%	4/15/49	200,000	202,409
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	1,280,000	1,226,977
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	157,857
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	1,620,000	1,633,284 (b)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	3,420,000	3,113,962
EQT Corp., Senior Notes	7.000%	2/1/30	2,250,000	2,464,802
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	530,000	452,991
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,750,000	1,499,630
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,960,000	4,783,890 (a)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	520,000	515,921
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	683,565
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	232,295
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	217,973
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	830,000	679,734
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	2,290,000	1,733,605
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	2,130,000	2,066,150 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,480,000	1,427,831
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,420,000	1,039,838 (a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	911,551
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	307,000	255,548
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	880,000	806,192
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	880,000	621,484
Targa Resources Corp., Senior Notes	6.250%	7/1/52	250,000	256,385
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	151,968
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,600,000	1,530,256 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	513,052
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	1,130,000	894,884
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,610,000	1,590,937
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	120,000	104,284
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2026 Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	$10,000	$12,228
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	970,000	908,619

Total Energy				45,371,340
Financials — 25.6%
Banks — 16.6%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	600,000	600,296 (b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,050,000	1,023,035
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	7,280,000	6,635,089 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	2,840,000	2,626,083 (b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	2,820,000	2,775,616 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,330,000	1,356,715 (b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	2,910,000	2,779,751 (a)(b)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	1,840,000	1,850,426 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	910,000	1,170,108
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	680,000	635,782 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	6,760,000	6,901,139 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	640,000	644,048
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	1,070,000	1,028,336 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,040,000	1,044,001 (a)(b)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	2,220,000	2,224,329 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,640,000	1,539,267 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,120,000	770,515 (b)
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	$380,000	$305,955 (b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. Term SOFR + 1.722%)	4.032%	7/24/48	1,610,000	1,331,211 (b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	6,445,000	6,610,017 (b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	430,000	408,764
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	430,000	409,254 (b)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	1,100,000	1,129,087 (b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	500,000	476,216 (a)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	270,000	290,083 (b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	5,657,000	4,881,002 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	2,140,000	2,252,545 (b)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,010,000	887,052
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,220,000	1,102,606
Total Banks				55,688,328
Capital Markets — 5.7%
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,520,000	1,378,900
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,120,000	828,200 (b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	1,810,000	1,422,932 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	880,000	882,699 (b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	900,000	1,011,375
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	880,000	831,449
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,310,000	1,239,772 (b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	5,460,000	6,010,817 (b)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	1,970,000	1,904,329 (a)(b)
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2026 Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	$3,660,000	$3,650,469 (a)(b)
Total Capital Markets				19,160,942
Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	670,000	652,014
Mastercard Inc., Senior Notes	3.650%	6/1/49	7,960,000	6,137,887
Total Financial Services				6,789,901
Insurance — 1.3%
MetLife Inc., Senior Notes	4.050%	3/1/45	30,000	24,829
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	5,070,000	4,277,176 (a)
Total Insurance				4,302,005
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	90,000	84,336 (a)

Total Financials				86,025,512
Health Care — 8.5%
Biotechnology — 2.8%
AbbVie Inc., Senior Notes	3.200%	11/21/29	700,000	683,864
AbbVie Inc., Senior Notes	4.400%	11/6/42	4,050,000	3,677,382
AbbVie Inc., Senior Notes	4.875%	11/14/48	3,630,000	3,356,369
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	1,640,000	1,503,142
Total Biotechnology				9,220,757
Health Care Providers & Services — 4.8%
Cigna Group, Senior Notes	4.800%	8/15/38	500,000	484,935
Cigna Group, Senior Notes	3.400%	3/15/50	4,870,000	3,455,053
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	523,669
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,000,000	1,831,573
Elevance Health Inc., Senior Notes	4.100%	5/15/32	2,540,000	2,495,006
Humana Inc., Senior Notes	2.150%	2/3/32	1,100,000	960,551
Humana Inc., Senior Notes	4.950%	10/1/44	1,050,000	915,531
Humana Inc., Senior Notes	4.800%	3/15/47	1,750,000	1,473,287
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	740,000	737,767
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	80,000	72,595
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	866,985
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,340,000	1,363,697
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,750,000	1,082,950
Total Health Care Providers & Services				16,263,599
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — 0.9%
Pfizer Inc., Senior Notes	2.550%	5/28/40	$1,640,000	$1,232,269
Pfizer Inc., Senior Notes	4.000%	3/15/49	2,170,000	1,766,927
Total Pharmaceuticals				2,999,196

Total Health Care				28,483,552
Industrials — 5.4%
Aerospace & Defense — 3.5%
Boeing Co., Senior Notes	3.250%	2/1/35	1,510,000	1,346,801
Boeing Co., Senior Notes	5.705%	5/1/40	570,000	593,330
Boeing Co., Senior Notes	3.750%	2/1/50	230,000	170,927
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	560,000	556,591
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	1,490,000	1,486,683
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	6,580,000	5,340,838
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	2,170,000	1,781,412
RTX Corp., Senior Notes	4.050%	5/4/47	740,000	612,093
Total Aerospace & Defense				11,888,675
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	260,000	247,169
Ground Transportation — 1.0%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	1,450,000	1,248,343
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,890,000	1,398,101
Union Pacific Corp., Senior Notes	3.750%	2/5/70	920,000	640,929
Total Ground Transportation				3,287,373
Transportation Infrastructure — 0.8%
DP World Ltd., Senior Notes	5.625%	9/25/48	2,750,000	2,694,851 (a)

Total Industrials				18,118,068
Information Technology — 3.2%
IT Services — 1.2%
Visa Inc., Senior Notes	4.300%	12/14/45	4,375,000	3,879,365
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	189,000	189,660
Broadcom Inc., Senior Notes	3.137%	11/15/35	940,000	822,228 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	77,675 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	769,000	769,520 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,240,000	1,036,727
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	515,891
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	560,000	544,797
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,280,000	1,185,946
Total Semiconductors & Semiconductor Equipment				5,142,444
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2026 Annual Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 0.5%
Oracle Corp., Senior Notes	3.250%	5/15/30	$1,910,000	$1,798,629

Total Information Technology				10,820,438
Materials — 3.0%
Metals & Mining — 1.7%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,500,000	2,474,901
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,260,000	3,208,703
Total Metals & Mining				5,683,604
Paper & Forest Products — 1.3%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	1,740,000	1,580,094 (a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,670,000	2,769,580
Total Paper & Forest Products				4,349,674

Total Materials				10,033,278
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	200,000	176,925 (a)

Utilities — 6.7%
Electric Utilities — 6.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	2,196,849 (a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	220,000	155,134
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	4,250,000	4,269,133
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,870,000	5,244,058
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	1,581,000	1,286,456
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	980,000	955,524
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	190,000	131,377
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	4,000,000	3,155,715 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	7,080,000	5,199,942 (a)

Total Utilities				22,594,188
Total Corporate Bonds & Notes (Cost — $285,342,680)				279,091,609
Sovereign Bonds — 4.9%
Israel — 0.6%
Israel Government International Bond, Senior Notes	4.125%	1/17/48	2,440,000	1,954,477
Kazakhstan — 0.6%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	2,130,000	1,967,229 (a)
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mexico — 3.7%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	$16,780,000	$12,510,329

Total Sovereign Bonds (Cost — $15,953,385)				16,432,035
Asset-Backed Securities — 4.3%
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.868%	4/17/38	6,500,000	6,512,445 (a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. Term SOFR + 1.262%)	4.929%	4/20/31	386,191	386,611 (a)(b)
Elevation CLO Ltd., 2025-18A A1 (3 mo. Term SOFR + 1.240%)	4.908%	3/28/38	4,360,000	4,366,540 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	5.268%	4/25/37	3,050,000	3,061,491 (a)(b)

Total Asset-Backed Securities (Cost — $14,283,058)				14,327,087
U.S. Government & Agency Obligations — 0.5%
U.S. Government Obligations — 0.5%
U.S. Treasury Bonds	4.750%	2/15/45	90,000	92,278
U.S. Treasury Bonds	4.875%	8/15/45	150,000	156,070
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	787,791
U.S. Treasury Bonds	1.375%	8/15/50	10,000	5,150
U.S. Treasury Bonds	4.000%	11/15/52	10,000	8,988
U.S. Treasury Bonds	4.625%	5/15/54	720,000	717,919
U.S. Treasury Notes	4.000%	2/28/30	30,000	30,598

Total U.S. Government & Agency Obligations (Cost — $2,128,616)				1,798,794
Total Investments before Short-Term Investments (Cost — $317,707,739)				311,649,525

Short-Term Investments — 0.9%
Goldman Sachs Group Inc. repurchase agreement dated 2/27/26; Proceeds at maturity — $3,000,903; (Fully collateralized by U.S. government obligations, 2.375% due 2/15/42; Market value — $3,057,089) (Cost — $3,000,000)	3.610%	3/2/26	3,000,000	3,000,000
Total Investments — 93.7% (Cost — $320,707,739)				314,649,525
Other Assets in Excess of Liabilities — 6.3%				21,205,634
Total Net Assets — 100.0%				$335,855,159

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2026 Annual Report

 Western Asset SMASh Series C Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	172	6/26	$35,938,762	$35,995,031	$56,269
U.S. Treasury 5-Year Notes	361	6/26	39,599,008	39,760,767	161,759
U.S. Treasury Long-Term Bonds	450	6/26	52,782,371	53,310,937	528,566
U.S. Treasury Ultra 10-Year Notes	38	6/26	4,408,949	4,435,907	26,958
					773,552
Contracts to Sell:
U.S. Treasury 10-Year Notes	424	6/26	47,858,267	48,256,500	(398,233)
U.S. Treasury Ultra Long-Term Bonds	308	6/26	36,868,031	37,450,875	(582,844)
					(981,077)
Net unrealized depreciation on open futures contracts					$(207,525)
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series C Fund
At February 28, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.45 Index	$614,439,000	12/20/30	1.000% quarterly	$11,952,048	$12,977,003	$(1,024,955)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2026 Annual Report

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments, at value (Cost — $320,707,739)	$314,649,525
Cash	3,761,400
Deposits with brokers for centrally cleared swap contracts	13,224,481
Interest receivable	3,873,175
Deposits with brokers for open futures contracts	973,584
Receivable for Fund shares sold	66,764
Receivable from brokers — net variation margin on open futures contracts	37,888
Receivable from investment manager	2,030
Prepaid expenses	2,322
Total Assets	336,591,169
Liabilities:
Payable to brokers — net variation margin on centrally cleared swap contracts	515,851
Payable for Fund shares repurchased	84,484
Fund accounting fees payable	65,650
Trustees’ fees payable	708
Accrued expenses	69,317
Total Liabilities	736,010
Total Net Assets	$335,855,159
Net Assets:
Par value (Note 5)	$365
Paid-in capital in excess of par value	391,564,807
Total distributable earnings (loss)	(55,710,013)
Total Net Assets	$335,855,159
Shares Outstanding	36,516,290
Net Asset Value	$9.20
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2026 Annual Report

Statement of Operations
For the Year Ended February 28, 2026

Investment Income:
Interest	$18,695,373
Less: Foreign taxes withheld	(369)
Total Investment Income	18,695,004
Expenses:
Fund accounting fees	69,233
Audit and tax fees	41,113
Registration fees	31,698
Shareholder reports	24,559
Legal fees	18,849
Commodity pool reports	11,978
Trustees’ fees	8,020
Transfer agent fees (Note 2)	2,216
Commitment fees (Note 6)	1,328
Custody fees	1,294
Miscellaneous expenses	10,621
Total Expenses	220,909
Less: Fee waivers and/or expense reimbursements (Note 2)	(220,909)
Net Expenses	—
Net Investment Income	18,695,004
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(1,618,059)
Futures contracts	3,774,234
Swap contracts	6,402,615
Net Realized Gain	8,558,790
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	7,365,661
Futures contracts	(2,373,018)
Swap contracts	(2,280,609)
Change in Net Unrealized Appreciation (Depreciation)	2,712,034
Net Gain on Investments, Futures Contracts and Swap Contracts	11,270,824
Increase in Net Assets From Operations	$29,965,828
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended February 28,	2026	2025
Operations:
Net investment income	$18,695,004	$45,479,115
Net realized gain (loss)	8,558,790	(18,641,590)
Change in net unrealized appreciation (depreciation)	2,712,034	21,617,113
Increase in Net Assets From Operations	29,965,828	48,454,638
Distributions to Shareholders From (Note 1):
Total distributable earnings	(22,713,910)	(54,079,395)
Decrease in Net Assets From Distributions to Shareholders	(22,713,910)	(54,079,395)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	41,300,694	170,067,476
Cost of shares repurchased	(150,387,511)	(873,684,451)
Decrease in Net Assets From Fund Share Transactions	(109,086,817)	(703,616,975)
Decrease in Net Assets	(101,834,899)	(709,241,732)
Net Assets:
Beginning of year	437,690,058	1,146,931,790
End of year	$335,855,159	$437,690,058
See Notes to Financial Statements.
Western Asset SMASh Series C Fund 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2026[1]	2025[1]	2024[1,2]	2023[1]	2022[1]
Net asset value, beginning of year	$8.98	$9.16	$8.92	$9.10	$9.68
Income (loss) from operations:
Net investment income	0.46	0.47	0.45	0.37	0.29
Net realized and unrealized gain (loss)	0.32	(0.08)[3]	0.33	(0.10)	(0.51)
Total income (loss) from operations	0.78	0.39	0.78	0.27	(0.22)
Less distributions from:
Net investment income	(0.56)	(0.57)	(0.54)	(0.45)	(0.36)
Total distributions	(0.56)	(0.57)	(0.54)	(0.45)	(0.36)
Net asset value, end of year	$9.20	$8.98	$9.16	$8.92	$9.10
Total return[4]	9.00%	4.36%	9.07%	3.09%	(2.43)%
Net assets, end of year (millions)	$336	$438	$1,147	$1,214	$1,740
Ratios to average net assets:
Gross expenses[5]	0.06%	0.03%	0.03%	0.02%	0.02%
Net expenses[6,7]	0.00	0.00	0.00	0.00	0.00
Net investment income	5.09	5.06	5.04	4.20	3.04
Portfolio turnover rate	4%	6%	7%	44%	12%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.

[4]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.
[6]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset SMASh Series C Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange
Western Asset SMASh Series C Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series C Fund 2026 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$279,091,609	—	$279,091,609
Sovereign Bonds	—	16,432,035	—	16,432,035
Asset-Backed Securities	—	14,327,087	—	14,327,087
U.S. Government & Agency Obligations	—	1,798,794	—	1,798,794
Total Long-Term Investments	—	311,649,525	—	311,649,525
Short-Term Investments†	—	3,000,000	—	3,000,000
Total Investments	—	$314,649,525	—	$314,649,525
Other Financial Instruments:
Futures Contracts††	$773,552	—	—	$773,552
Total	$773,552	$314,649,525	—	$315,423,077
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$981,077	—	—	$981,077
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$1,024,955	—	1,024,955
Total	$981,077	$1,024,955	—	$2,006,032

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Western Asset SMASh Series C Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities.

Western Asset SMASh Series C Fund 2026 Annual Report

These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of February 28, 2026, the total notional value of all credit default swaps to sell protection was $614,439,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended February 28, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices
Western Asset SMASh Series C Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(d) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Western Asset SMASh Series C Fund 2026 Annual Report

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and
Western Asset SMASh Series C Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of February 28, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Western Asset SMASh Series C Fund 2026 Annual Report

excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the year ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $220,909.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the year ended February 28, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $2,026 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
Western Asset SMASh Series C Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
3. Investments
During the year ended February 28, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$12,966,655	$1,415,673
Sales	90,983,956	13,580,694
At February 28, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$323,355,296	$12,571,058	$(21,276,829)	$(8,705,771)
Futures contracts	—	773,552	(981,077)	(207,525)
Swap contracts	12,977,003	—	(1,024,955)	(1,024,955)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at February 28, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$773,552

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$981,077	—	$981,077
Centrally cleared swap contracts[3]	—	$1,024,955	1,024,955
Total	$981,077	$1,024,955	$2,006,032

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset SMASh Series C Fund 2026 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended February 28, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$3,774,234	—	$3,774,234
Swap contracts	—	$6,402,615	6,402,615
Total	$3,774,234	$6,402,615	$10,176,849

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(2,373,018)	—	$(2,373,018)
Swap contracts	—	$(2,280,609)	(2,280,609)
Total	$(2,373,018)	$(2,280,609)	$(4,653,627)
During the year ended February 28, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$319,621,735
Futures contracts (to sell)	64,743,880
Average Notional Balance**
Credit default swap contracts (sell protection)	$673,660,538

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
5. Shares of beneficial interest
At February 28, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Transactions in shares of the Fund were as follows:

	Year Ended February 28, 2026	Year Ended February 28, 2025
Shares sold	4,642,286	18,682,265
Shares repurchased	(16,860,961)	(95,140,619)
Net decrease	(12,218,675)	(76,458,354)
Western Asset SMASh Series C Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
6. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended February 28, 2026.
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended February 28, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$22,713,910	$54,079,395
As of February 28, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,738,425
Deferred capital losses*	(47,714,146)
Other book/tax temporary differences(a)	203,959
Unrealized appreciation (depreciation)(b)	(9,938,251)
Total distributable earnings (loss) — net	$(55,710,013)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium on fixed income securities.

8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment

Western Asset SMASh Series C Fund 2026 Annual Report

strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset SMASh Series C Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Institutional Trust and Shareholders of Western Asset SMASh Series C Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset SMASh Series C Fund (one of the funds constituting Legg Mason Partners Institutional Trust, referred to hereafter as the “Fund”) as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset SMASh Series C Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2026:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$12,308,950
Section 163(j) Interest Earned	§163(j)	$17,915,477
Interest Earned from Federal Obligations	Note (1)	$169,212
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset SMASh Series C Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset SMASh Series C Fund

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Western Asset
SMASh Series C Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset SMASh Series C Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset SMASh Series C Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset SMASh Series C Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90521-AFSOI 4/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 27, 2026